UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end:	October 31, 2015

Date of reporting period:	November 1, 2014 – April 30, 2015
(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

April 30, 2015

AMG Trilogy Global Equity Fund

Investor Class: TLGVX    |    Service Class: TLGSX    |    Institutional Class: TLGIX

AMG Trilogy Emerging Markets Equity Fund

Investor Class: TLEVX    |    Service Class: TLESX    |    Institutional Class: TLEIX

AMG Trilogy International Small Cap Fund

Investor Class: TLSVX    |    Service Class: TLSSX    |    Institutional Class: TLSIX

AMG Trilogy Emerging Wealth Equity Fund

Investor Class: TYWVX    |    Service Class: TYWSX    |    Institutional Class: TYWIX

www.amgfunds.com	SAR004-0415

AMG Funds

Semi-Annual Report—April 30, 2015 (unaudited)

PAGE
ABOUT YOUR FUND’S EXPENSES	2

FUND PERFORMANCE	3

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Trilogy Global Equity Fund	5

AMG Trilogy Emerging Markets Equity Fund	8

AMG Trilogy International Small Cap Fund	11

AMG Trilogy Emerging Wealth Equity Fund	14

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	17

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	24
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	26
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	27
Detail of changes in assets for the past two fiscal periods

Financial Highlights	29
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Statements	37
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

APPROVAL OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS	44

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds Family of mutual funds. Such offering is made only by Prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended April 30, 2015	Expense Ratio for the Period	Beginning Account Value 11/01/14	Ending Account Value 04/30/15	Expenses Paid During the Period*
AMG Trilogy Global Equity Fund
Investor Class
Based on Actual Fund Return	1.16%	$1,000	$1,068	$5.95
Hypothetical (5% return before expenses)	1.16%	$1,000	$1,019	$5.81
Service Class
Based on Actual Fund Return	0.76%	$1,000	$1,071	$3.90
Hypothetical (5% return before expenses)	0.76%	$1,000	$1,021	$3.81
Institutional Class
Based on Actual Fund Return	0.66%	$1,000	$1,071	$3.39
Hypothetical (5% return before expenses)	0.66%	$1,000	$1,022	$3.31
AMG Trilogy Emerging Markets Equity Fund
Investor Class
Based on Actual Fund Return	1.40%	$1,000	$959	$6.80
Hypothetical (5% return before expenses)	1.40%	$1,000	$1,018	$7.00
Service Class
Based on Actual Fund Return	1.00%	$1,000	$961	$4.86
Hypothetical (5% return before expenses)	1.00%	$1,000	$1,020	$5.01
Institutional Class
Based on Actual Fund Return	0.89%	$1,000	$961	$4.33
Hypothetical (5% return before expenses)	0.89%	$1,000	$1,020	$4.46
AMG Trilogy International Small Cap Fund
Investor Class
Based on Actual Fund Return	1.60%	$1,000	$1,063	$8.18
Hypothetical (5% return before expenses)	1.60%	$1,000	$1,017	$8.00
Service Class
Based on Actual Fund Return	1.21%	$1,000	$1,065	$6.19
Hypothetical (5% return before expenses)	1.21%	$1,000	$1,019	$6.06
Institutional Class
Based on Actual Fund Return	1.10%	$1,000	$1,066	$5.63
Hypothetical (5% return before expenses)	1.10%	$1,000	$1,019	$5.51
AMG Trilogy Emerging Wealth Equity Fund**
Investor Class
Based on Actual Fund Return	1.45%	$1,000	$1,044	$1.71
Hypothetical (5% return before expenses)	1.45%	$1,000	$1,004	$1.67
Service Class
Based on Actual Fund Return	1.20%	$1,000	$1,044	$1.41
Hypothetical (5% return before expenses)	1.20%	$1,000	$1,004	$1.38
Institutional Class
Based on Actual Fund Return	1.05%	$1,000	$1,045	$1.24
Hypothetical (5% return before expenses)	1.05%	$1,000	$1,005	$1.21

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the period (181), then divided by 365.
**	Commencement of operations was March 20, 2015, and as such, the expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (42), then divided by 365.

Fund Performance (unaudited)

Periods ended April 30, 2015

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended April 30, 2015.

Average Annual Total Returns[1]	Six Months*	One Year	Since Inception	Inception Date
AMG Trilogy Global Equity Fund[2,3]
Investor Class	6.76%	7.61%	9.92%	3/1/2012
Service Class	7.06%	7.99%	7.91%	3/1/2011
Institutional Class	7.08%	8.12%	7.96%	3/1/2011
MSCI World Index (Net)[4,5]	5.09%	7.41%	9.34%	3/1/2011	†
AMG Trilogy Emerging Markets Equity Fund[2,3,6,10,12]
Investor Class	(4.08)%	(1.17)%	(2.76)%	3/1/2012
Service Class	(3.88)%	(0.86)%	(3.43)%	3/1/2011
Institutional Class	(3.86)%	(0.73)%	(3.34)%	3/1/2011
MSCI Emerging Markets Index (Net)[5,7]	3.92%	7.80%	1.07%	3/1/2011	†
AMG Trilogy International Small Cap Fund[2,3,6,8]
Investor Class	6.25%	(3.32)%	4.60%	7/15/2011
Service Class	6.46%	(2.93)%	3.84%	3/1/2011
Institutional Class	6.56%	(2.82)%	3.96%	3/1/2011
MSCI AC World Index ex-U.S. Small Cap (Net)[5,9]	8.32%	2.33%	4.57%	3/1/2011	†
AMG Trilogy Emerging Wealth Equity Fund[2,3,6,10,11]
Investor Class	—	—	4.40%	3/19/2015
Service Class	—	—	4.40%	3/19/2015
Institutional Class	—	—	4.50%	3/19/2015
MSCI Emerging Markets Index (Net)[5,7]	3.92%	7.80%	8.85%	3/19/2015	†

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset values per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors, Inc., member FINRA/SIPC.

†	Date reflects the inception date of the Fund, not the index.
*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of April 30, 2015. All returns are in U.S. dollars ($).
[2]	The Fund is subject to the risks associated with investments in emerging markets, such as erratic earnings patterns, economic and political instability, changing exchange controls, limitations on repatriation of foreign capital, and changes in local governmental attitudes toward private investment, possibly leading to nationalization or confiscation of investor assets.
[3]	Investments in foreign securities, even though publicly traded in the United States, may involve risks which are in addition to those inherent in domestic investments. The Fund is subject to currency risk resulting from fluctuations in exchange rates that may affect the total loss or gain on a non-U.S. dollar security when converted back to U.S. dollars.
[4]	The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. The MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Unlike the Fund, the MSCI World Index is unmanaged, is not available for investment, and does not incur expenses.
[5]	All MSCI data is provided ‘as is.’ The products described herein are not sponsored or endorsed and have not been reviewed or passed on by MSCI. In no event shall MSCI, its affiliates, or any MSCI data provider have any liability of any kind in connection with the MSCI data or the products described herein. Copying or redistributing the MSCI data is strictly prohibited.
[6]	A short-term redemption fee of 2% will be charged on redemptions of Fund shares held for 60 days or less.
[7]	The MSCI Emerging Markets Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 21 emerging market country indices: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Russia, South Africa, Taiwan, Thailand and Turkey. Unlike the Fund, the MSCI Emerging Markets Index is unmanaged, is not available for investment, and does not incur expenses.
[8]	The Fund is subject to risks associated with investments in small capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[9]	The MSCI AC World Index ex-U.S. Small Cap covers all investable small-cap securities with a market capitalization below that of the companies in the MSCI Standard Indices (excluding USA), and target approximately 14% of each market’s free-float adjusted market capitalization. Unlike the Fund, the MSCI AC World Index ex-U.S. Small Cap is unmanaged, is not available for investment, and does not incur expenses.

Fund Performance (continued)

[10]	The Fund is subject to risks associated with investments in mid-and-small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history and a reliance on one or a limited number of products.
[11]	Investing in initial public offerings (IPOs) is risky, and the prices of stocks purchased in IPOs tend to fluctuate more widely than stocks of companies that have been publicly traded for a longer period of time. Stocks purchased in IPOs generally do not have a trading history, and information about the companies may be available for very limited periods.
[12]	The Fund invests in derivatives such as options and futures; the complexity and rapidly changing structure of derivatives markets may increase the possibility of market losses. The Fund in invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Trilogy Global Equity Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Global Equity Fund**	MSCI World Index
Information Technology	21.1%	13.3%
Financials	21.4%	20.8%
Consumer Discretionary	13.8%	12.8%
Industrials	11.7%	10.9%
Health Care	9.5%	13.0%
Energy	7.6%	7.9%
Consumer Staples	6.2%	9.7%
Materials	3.8%	5.2%
Telecommunication Services	2.2%	3.3%
Utilities	0.6%	3.1%
Other Assets and Liabilities	2.1%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd.*	3.0%
JPMorgan Chase & Co.	2.8
MasterCard, Inc., Class A	2.1
Google, Inc., Class A*	2.0
Citigroup, Inc.	2.0
Roche Holding AG*	1.9
Credit Suisse Group AG*	1.9
Juniper Networks, Inc.	1.8
T. Rowe Price Group, Inc.	1.7
Amgen, Inc.	1.7

Top Ten as a Group	20.9%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 96.6%
Consumer Discretionary - 13.8%
Amazon.com, Inc. (United States)*	1,074	$452,992
Carnival PLC (United States)	9,962	453,240
Cie Financiere Richemont, S.A. (Switzerland)	3,395	302,606
Compass Group PLC (United Kingdom)	17,828	315,157
Daimler AG (Germany)	3,162	304,016
The Home Depot, Inc. (United States)	3,743	400,426
Honda Motor Co., Ltd. (Japan)	28,021	939,415
HUGO BOSS AG (Germany)	7,414	912,298
Nordstrom, Inc. (United States)	3,744	282,897
The Priceline Group, Inc. (United States)*	788	975,394
Ralph Lauren Corp. (United States)	5,423	723,482
Suzuki Motor Corp. (Japan)	6,900	223,023
Tata Motors, Ltd., Sponsored ADR (India)	4,832	199,030
Toyota Motor Corp. (Japan)	4,471	311,222
Urban Outfitters, Inc. (United States)*	23,314	933,493
Viacom, Inc., Class B (United States)	4,450	309,053
Whitbread PLC (United Kingdom)	4,123	331,072
Wyndham Worldwide Corp. (United States)	3,404	290,702
Total Consumer Discretionary		8,659,518
Consumer Staples - 6.2%
Ambev, S.A., ADR (Brazil)	37,696	238,616
Anheuser-Busch InBev N.V. (Belgium)[1]	7,113	865,997
Archer-Daniels-Midland Co. (United States)	4,808	235,015
Diageo PLC (United Kingdom)	13,832	384,007
Japan Tobacco, Inc. (Japan)	10,400	363,177
Koninklijke Ahold NV (Netherlands)	22,132	428,789
Philip Morris International, Inc. (United States)	9,729	812,080
Reckitt Benckiser Group PLC (United Kingdom)	4,716	419,742
Unilever NV, Dutch Cert (United Kingdom)	3,279	143,032
Total Consumer Staples		3,890,455
Energy - 7.6%
Anadarko Petroleum Corp. (United States)	3,374	317,493
Apache Corp. (United States)	13,055	892,962
BP Group PLC (United Kingdom)	123,558	891,144
Cabot Oil & Gas Corp. (United States)[1]	14,349	485,283
CNOOC, Ltd. (China)	200,100	341,213
Noble Energy, Inc. (United States)	6,374	323,289
Royal Dutch Shell PLC, A Shares (Netherlands)	11,548	364,109
Schlumberger, Ltd. (United States)	9,403	889,618

	Shares	Value
Total S.A. (France)	5,116	$277,031
Total Energy		4,782,142
Financials - 20.7%
Allianz SE (Germany)	2,862	487,155
American International Group, Inc. (United States)	9,871	555,639
Ameriprise Financial, Inc. (United States)	3,678	460,780
Banco Bradesco, S.A., ADR (Brazil)	30,163	322,442
Bank of America Corp. (United States)	18,975	302,272
BNP Paribas S.A. (France)	15,680	990,214
Capital One Financial Corp. (United States)	5,891	476,287
Citigroup, Inc. (United States)	23,544	1,255,366
Credit Suisse Group AG (Switzerland)*	44,422	1,175,720
Daiwa Securities Group, Inc. (Japan)	23,700	196,611
HSBC Holdings PLC (United Kingdom)	31,454	314,208
Industrial & Commercial Bank of China, Ltd., Class H (China)	311,600	270,301
Intesa Sanpaolo S.p.A (Italy)	278,338	935,078
JPMorgan Chase & Co. (United States)	27,746	1,755,212
Sberbank of Russia, Sponsored ADR (Russia)	16,475	97,784
Schroders PLC (United Kingdom)	10,674	529,409
Sony Financial Holdings, Inc. (Japan)	6,280	112,742
St. James’s Place PLC (United Kingdom)	27,399	373,739
Sumitomo Mitsui Financial Group, Inc. (Japan)	21,450	936,606
T. Rowe Price Group, Inc. (United States)	13,314	1,080,831
Tokio Marine Holdings, Inc. (Japan)	8,600	350,585
Total Financials		12,978,981
Health Care - 9.5%
Agilent Technologies, Inc. (United States)	10,211	422,429
Amgen, Inc. (United States)	6,575	1,038,258
Express Scripts Holding Co. (United States)*	10,237	884,477
Gilead Sciences, Inc. (United States)*	4,674	469,784
Novo Nordisk A/S Class B (Denmark)	6,847	384,395
Perrigo Co. PLC (Ireland)	3,993	731,837
Roche Holding AG (Switzerland)	4,219	1,207,288
Sanofi (France)	4,868	495,517
Sonova Holding AG (Switzerland)	2,033	280,868
Total Health Care		5,914,853
Industrials - 11.1%
Adecco, S.A. (Switzerland)*	9,986	813,826
Cummins, Inc. (United States)	2,808	388,234

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.1% (continued)
Hino Motors, Ltd. (Japan)	10,700	$139,590
Hutchison Whampoa, Ltd. (Hong Kong)	21,797	321,167
Koninklijke Philips N.V. (Netherlands)	11,331	324,568
Kuehne + Nagel International AG (Switzerland)	2,203	330,416
Mitsubishi Electric Corp. (Japan)	27,100	353,918
Mitsubishi Heavy Industries Ltd. (Japan)	28,200	156,248
Prysmian S.p.A. (Italy)	13,114	267,435
Ryanair Holdings PLC, Sponsored ADR (Ireland)	12,074	782,999
Safran, S.A. (France)	4,299	314,117
Union Pacific Corp. (United States)	8,680	922,076
United Continental Holdings, Inc. (United States)*	5,795	346,193
United Parcel Service, Inc., Class B (United States)	2,083	209,404
United Rentals, Inc. (United States)*	3,489	336,968
Wolseley PLC (Switzerland)	16,331	965,881
Total Industrials		6,973,040
Information Technology - 21.1%
Apple, Inc. (United States)	6,003	751,275
Broadcom Corp., Class A (United States)	14,671	648,532
Check Point Software Technologies, Ltd. (Israel)*	5,534	461,978
Cognizant Technology Solutions Corp., Class A (United States)*	17,018	996,234
EMC Corp. (United States)	34,480	927,857
Google, Inc., Class A (United States)*	2,325	1,275,890
Google, Inc., Class C (United States)*	1,359	730,316
Hitachi, Ltd. (Japan)	31,876	217,487
Intuit, Inc. (United States)	3,404	341,523
Juniper Networks, Inc. (United States)	42,081	1,112,201
Lenovo Group, Ltd. (China)	98,500	169,378
MasterCard, Inc., Class A (United States)	14,651	1,321,667
Microsoft Corp. (United States)	15,546	756,157
Samsung Electronics Co., Ltd., GDR (South Korea)	2,823	1,851,289
SanDisk Corp. (United States)	4,600	307,924
SAP SE (Germany)	5,904	446,136
Taiwan Semiconductor Manufacturing Co., Ltd.,
Sponsored ADR (Taiwan)	21,654	529,224
The Western Union Co. (United States)	17,880	362,606
Total Information Technology		13,207,674
Materials - 3.8%
Akzo Nobel NV (Netherlands)	5,164	395,117
Glencore PLC (Switzerland)*	150,723	716,016

	Shares	Value
Holcim, Ltd. (Switzerland)*	4,471	$359,158
LyondellBasell Industries N.V., Class A (United States)	3,574	369,980
Mondi PLC (South Africa)	15,082	305,381
The Sherwin-Williams Co. (United States)	851	236,578
Total Materials		2,382,230
Telecommunication Services - 2.2%
Softbank Corp. (Japan)	8,400	525,087
Verizon Communications, Inc. (United States)	7,403	373,407
Vodafone Group PLC (United Kingdom)	142,062	500,511
Total Telecommunication Services		1,399,005
Utilities - 0.6%
NRG Energy, Inc. (United States)	13,615	343,643
Total Common Stocks (cost $53,278,048)		60,531,541
Warrants - 1.3%
Financials - 0.7%
Housing Development Finance Corp., Ltd., (Netherlands)*	22,066	403,366
Industrials - 0.6%
Bharti Infratel, Ltd., (Netherlands)*	47,329	296,753
Bharti Infratel, Ltd., (Netherlands)*	12,389	77,679
Total Industrials		374,432
Total Warrants (cost $560,251)		777,798

	Principal Amount
Short-Term Investments - 2.0%
Repurchase Agreements - 1.2%[2]
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $724,437 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $738,923)	$724,434	724,434

	Shares
Other Investment Companies - 0.8%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	525,353	525,353
Total Short-Term Investments (cost $1,249,787)		1,249,787
Total Investments - 99.9% (cost $55,088,086)		62,559,126
Other Assets, less Liabilities - 0.1%		85,084
Net Assets - 100.0%		$62,644,210

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

Sector	AMG Trilogy Emerging Markets Equity Fund**	MSCI Emerging Markets Index
Financials	25.2%	29.2%
Information Technology	21.3%	18.2%
Consumer Discretionary	16.6%	9.0%
Industrials	11.8%	7.0%
Materials	5.6%	7.2%
Energy	5.5%	8.7%
Consumer Staples	4.8%	7.8%
Utilities	3.3%	3.3%
Health Care	3.2%	2.3%
Telecommunication Services	1.6%	7.3%
Other Assets and Liabilities	1.1%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Samsung Electronics Co., Ltd.*	3.2%
Taiwan Semiconductor Manufacturing Co., Ltd.*	3.0
Baidu, Inc.*	2.3
Hyundai Motor Co.*	2.1
NetEase, Inc.*	2.0
Itau Unibanco Holding, S.A.*	1.9
Hon Hai Precision Industry Co., Ltd.*	1.9
Banco Bradesco, S.A.*	1.8
Korea Zinc Co., Ltd.	1.7
Magnit PJSC*	1.7
Top Ten as a Group	21.6%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 16.6%
ANTA Sports Products, Ltd. (China)	392,108	$864,094
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	786,000	1,475,111
Coway Co., Ltd. (South Korea)	8,680	728,970
Dongfeng Motor Group Co., Ltd., Class H (China)	1,022,988	1,699,548
Genting Bhd (Malaysia)	322,266	791,085
Halla Visteon Climate Control Corp. (South Korea)	12,616	473,321
Hankook Tire Co., Ltd. (South Korea)	23,287	978,639
Hyundai Motor Co. (South Korea)	14,274	2,240,177
Imperial Holdings, Ltd. (South Africa)	81,144	1,358,864
Maruti Suzuki India, Ltd. (India)	11,004	644,877
Multiplus, S.A. (Brazil)	56,146	618,678
Naspers, Ltd., N Shares (South Africa)	8,145	1,277,835
Sands China, Ltd. (Macau)	418,447	1,705,753
SJM Holdings, Ltd. (Hong Kong)[1]	452,586	573,813
Tata Motors, Ltd., Sponsored ADR (India)	35,913	1,479,257
Woolworths Holdings, Ltd. (South Africa)	69,230	520,800
Total Consumer Discretionary		17,430,822
Consumer Staples - 4.8%
Ambev, S.A., ADR (Brazil)	148,016	936,941
Cia Brasileira de Distribuicao, ADR (Brazil)[1]	23,643	792,986
Gruma S.A.B de CV, Class B (Mexico)	40,100	483,071
Lenta, Ltd., GDR (Russia)*	50,697	441,064
Magnit PJSC, Sponsored GDR (Russia)	31,873	1,748,636
President Chain Store Corp. (Taiwan)	80,485	595,603
Total Consumer Staples		4,998,301
Energy - 5.5%
Adaro Energy Tbk PT (Indonesia)	4,709,650	317,102
China Petroleum & Chemical Corp., ADR (China)	17,175	1,622,522
China Shenhua Energy Co., Ltd., Class H (China)	286,805	744,848
CNOOC, Ltd., Sponsored, ADR (China)	9,415	1,612,319
Lukoil OAO, Sponsored ADR (Russia)	15,050	769,891
Oil & Natural Gas Corp., Ltd. (India)	81,334	388,497
Tambang Batubara Bukit Asam Tbk PT (Indonesia)	427,954	307,693
Total Energy		5,762,872
Financials - 25.2%
Axis Bank, Ltd. (India)	81,832	730,496
Banco Bradesco, S.A., ADR (Brazil)	180,993	1,934,815

	Shares	Value
Banco de Chile, ADR (Chile)[1]	14,943	$1,048,999
Bancolombia, S.A., Sponsored ADR (Colombia)	24,459	1,107,259
Bangkok Bank PCL (Thailand)	193,500	1,086,142
Bank Mandiri Persero Tbk PT (Indonesia)	1,390,193	1,143,491
Bank Pekao S.A. (Poland)	16,763	871,320
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	1,176,147	1,050,064
CETIP, S.A. - Mercados Organizados (Brazil)	72,904	830,437
Credicorp, Ltd. (Peru)	7,126	1,087,071
Dongbu Insurance Co., Ltd. (South Korea)	21,890	1,112,485
Emaar Malls Group PJSC (United Arab Emirates)*	115,375	101,147
FirstRand, Ltd. (South Africa)	54,998	262,731
Global Logistic Properties, Ltd. (Singapore)	473,723	982,522
Grupo Financiero Banorte, S.A.B. de C.V. (Mexico)	262,400	1,488,507
Housing Development Finance Corp. (India)	69,213	1,273,043
ICICI Bank, Ltd., Sponsored ADR (India)	118,945	1,300,069
Industrial & Commercial Bank of China, Ltd., Class H (China)	1,810,412	1,570,462
Itau Unibanco Holding, S.A., Sponsored ADR (Brazil)	155,532	1,993,920
Kasikornbank PCL, (Thailand)	196,800	1,249,410
Kasikornbank PCL, NVDR (Thailand)	55,600	352,798
PICC Property & Casualty Co., Ltd., Class H (China)	621,288	1,376,483
Sberbank of Russia, Sponsored ADR (Russia)	286,740	1,701,879
Shinhan Financial Group Co., Ltd. (South Korea)	18,592	769,489
Total Financials		26,425,039
Health Care - 3.2%
Dr. Reddy’s Laboratories, Ltd. (India)	21,588	1,123,680
Life Healthcare Group Holdings, Ltd. (South Africa)	276,709	950,344
Richter Gedeon Nyrt (Hungary)	76,843	1,290,080
Total Health Care		3,364,104
Industrials - 11.8%
Alfa S.A.B de CV, Class A (Mexico)	433,800	880,776
Alliance Global Group, Inc. (Philippines)	2,265,890	1,287,713
The Bidvest Group, Ltd. (South Africa)	57,969	1,571,196
CCR, S.A. (Brazil)	199,307	1,094,784
Copa Holdings, S.A. Class A (Panama)	14,774	1,638,289
Embraer, S.A., Sponsored ADR (Brazil)[1]	45,966	1,433,220
Enka Insaat ve Sanayi A.S. (Turkey)	228,406	490,914

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Markets Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 11.8% (continued)
Globaltrans Investment PLC, GDR (Cyprus)	73,764	$365,132
Hyundai Glovis Co., Ltd. (South Korea)	3,729	817,980
KOC Holding A.S. (Turkey)	286,053	1,352,925
Localiza Rent a Car, S.A. (Brazil)	53,203	623,684
Rumo Logistica Operadora Multimodal, S.A. (Brazil)*	410,767	178,597
Turk Hava Yollari (Turkey)*	213,812	709,263
Total Industrials		12,444,473
Information Technology - 21.3%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	6,223	505,868
Baidu, Inc., Sponsored ADR (China)*	11,821	2,367,510
Cielo, S.A. (Brazil)	41,898	576,405
Delta Electronics, Inc. (Taiwan)	236,720	1,424,456
HCL Technologies, Ltd. (India)	89,129	1,235,654
Hon Hai Precision Industry Co., Ltd. (Taiwan)	661,305	1,981,565
Infosys, Ltd., Sponsored ADR (India)	29,524	914,654
Lenovo Group, Ltd. (China)	554,000	952,642
MediaTek, Inc. (Taiwan)	92,105	1,183,935
NetEase, Inc., ADR (China)	16,639	2,132,953
Samsung Electronics Co., Ltd. (South Korea)	2,544	3,337,356
SK Hynix, Inc. (South Korea)	26,978	1,154,256
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	654,632	3,151,577
TOTVS, S.A. (Brazil)	49,581	581,060
Yandex NV, Class A (Russia)*	46,247	889,792
Total Information Technology		22,389,683
Materials - 5.6%
Grupo Mexico, S.A.B. de C.V., Series B (Mexico)	447,194	1,381,923
Korea Zinc Co., Ltd. (South Korea)	4,103	1,827,288
LG Chem, Ltd. (South Korea)	4,614	1,165,535
MMC Norilsk Nickel OJSC, ADR (Russia)	26,461	498,460
UPL, Ltd. (India)	134,806	1,040,353
Total Materials		5,913,559
Telecommunication Services - 1.6%
MTN Group, Ltd. (South Africa)	41,858	840,464
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	4,010,547	806,606
Total Telecommunication Services		1,647,070
Utilities - 3.3%
China Resources Power Holdings Co., Ltd. (Hong Kong)	332,000	1,001,528

	Shares	Value
Huaneng Power International, Inc., Class H (China)	1,036,741	$1,470,325
Power Grid Corp. of India, Ltd. (India)	444,275	993,903
Total Utilities		3,465,756
Total Common Stocks (cost $102,375,408)		103,841,679
Warrants - 0.0%#
Consumer Discretionary - 0.0%
Genting Bhd, 12/18/18 (Malaysia)* (cost $71,304)	142,960	74,260

	Principal Amount
Short-Term Investments - 2.8%
Repurchase Agreements - 2.5%[2]
Cantor Fitzgerald Securities, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $657,547 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.00%, 05/15/15 - 03/20/65, totaling $670,696)	$657,545	657,545
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65 totaling $1,020,000)	1,000,000	1,000,000
Total Repurchase Agreements		2,657,545

	Shares
Other Investment Companies - 0.3%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	255,466	255,466
Total Short-Term Investments (cost $2,913,011)		2,913,011
Total Investments - 101.7% (cost $105,359,723)		106,828,950
Other Assets, less Liabilities - (1.7)%		(1,834,827)
Net Assets - 100.0%		$104,994,123

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

	AMG Trilogy	MSCI AC
	International	World Index
Sector	Small Cap Fund**	ex-U.S. Small Cap
Financials	27.1%	21.5%
Consumer Discretionary	22.5%	17.4%
Industrials	18.1%	19.6%
Information Technology	10.7%	10.6%
Materials	7.0%	10.6%
Consumer Staples	6.4%	6.1%
Energy	3.7%	4.2%
Health Care	2.6%	6.5%
Telecommunication Services	0.0%	1.2%
Utilities	0.0%	2.3%
Other Assets and Liabilities	1.9%	0.0%

**	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Zumtobel Group AG*	3.2%
Banca Generali S.p.A.	2.9
BillerudKorsnas AB*	2.9
PureCircle, Ltd.*	2.8
Opera Software ASA*	2.7
Provident Financial PLC	2.7
Grand City Properties, S.A.	2.7
COOKPAD, Inc.	2.4
UBISOFT Entertainment*	2.4
Tadano, Ltd.	2.4

Top Ten as a Group	27.1%

*	Top Ten Holding as of October 31, 2014.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 97.1%
Consumer Discretionary - 22.5%
CyberAgent, Inc. (Japan)	8,246	$396,803
Daiichikosho Co., Ltd. (Japan)	14,907	480,777
Eclat Textile Co., Ltd. (Taiwan)	25,548	342,045
Entertainment One, Ltd. (Canada)	113,487	546,697
Grand Korea Leisure Co., Ltd. (South Korea)	6,966	249,296
Gulliver International Co., Ltd. (Japan)	51,457	402,508
Halfords Group PLC (United Kingdom)	63,664	443,377
Haseko Corp. (Japan)	32,223	318,179
Piaggio & C S.p.A. (Italy)	121,404	368,229
Stanley Electric Co., Ltd. (Japan)	23,408	525,220
Techtronic Industries Co. (Hong Kong)	111,870	395,897
Tom Tailor Holding AG (Germany)*	35,281	436,104
The Yokohama Rubber Co. Ltd. (Japan)	42,881	461,425
Total Consumer Discretionary		5,366,557
Consumer Staples - 6.4%
Britvic PLC (United Kingdom)	34,318	381,119
Eurocash, S.A. (Poland)	36,212	367,294
Lenta, Ltd., GDR (Russia)*	13,876	120,721
PureCircle, Ltd. (Malaysia)*,1	87,292	663,262
Total Consumer Staples		1,532,396
Energy - 3.7%
Dragon Oil PLC (United Arab Emirates)	42,623	405,137
Tsakos Energy Navigation, Ltd. (Greece)	50,828	466,601
Total Energy		871,738
Financials - 26.1%
Aareal Bank AG (Germany)	12,905	555,067
Aozora Bank, Ltd. (Japan)	145,170	543,000
Aurelius AG (Germany)	8,462	405,752
Banca Generali S.p.A. (Italy)	20,477	687,255
Bank of Georgia Holdings PLC (Georgia)	14,123	387,860
BinckBank NV (Netherlands)[1]	54,106	542,293
BUWOG AG (Austria)*,1	13,884	280,719
Close Brothers Group PLC (United Kingdom)	18,092	422,906
Dongbu Insurance Co., Ltd. (South Korea)	4,008	203,693
Grand City Properties, S.A. (Luxembourg)*	33,855	641,707
Leopalace21 Corp. (Japan)*	77,969	449,683
Monex Group, Inc. (Japan)	168,631	458,324
Provident Financial PLC (United Kingdom)	13,945	643,229
Total Financials		6,221,488
Health Care - 2.6%
Qualicorp, S.A. (Brazil)	19,474	157,126

	Shares	Value
Sawai Pharmaceutical Co., Ltd. (Japan)	7,880	$448,573
Total Health Care		605,699
Industrials - 18.1%
Ashtead Group PLC (United Kingdom)	30,966	530,989
Dialight PLC (United Kingdom)[1]	29,520	316,772
Makita Corp. (Japan)	8,994	448,839
Nabtesco Corp. (Japan)	12,303	338,382
Ramirent OYJ (Finland)	54,990	422,612
Speedy Hire PLC (United Kingdom)	372,394	423,000
Tadano, Ltd. (Japan)	39,087	566,998
Wienerberger AG (Austria)	31,767	517,031
Zumtobel Group AG (Austria)	27,634	758,501
Total Industrials		4,323,124
Information Technology - 10.7%
COOKPAD, Inc. (Japan)[1]	13,761	585,805
Opera Software ASA (Norway)[1]	68,014	661,901
Opus Group AB (Sweden)	400,795	442,477
PAX Global Technology, Ltd. (Hong Kong)*	195,163	283,532
UBISOFT Entertainment (France)*	31,154	574,473
Total Information Technology		2,548,188
Materials - 7.0%
BillerudKorsnas AB (Sweden)	39,682	686,900
Borregaard ASA (Norway)	63,477	490,775
Italcementi S.p.A. (Italy)	68,470	487,872
Total Materials		1,665,547
Total Common Stocks (cost $20,524,362)		23,134,737
Warrants - 1.0%
Financials - 1.0%
Yes Bank, Ltd., 02/11/16 (United Kingdom)* (cost $146,028)	18,995	249,214

The accompanying notes are an integral part of these financial statements.

AMG Trilogy International Small Cap Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Short-Term Investments - 8.7%
Repurchase Agreements - 7.7%[2]
Daiwa Capital Markets America, dated 04/30/15, due 05/01/15, 0.160%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.250%, 05/21/15 - 03/01/48, totaling $1,020,000)	$1,000,000	$1,000,000
Nomura Securities International, Inc., dated 04/30/15, due 05/01/15, 0.130%, total to be received $829,190 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 05/15/15 - 03/20/65 totaling $845,771)	829,187	829,187
Total Repurchase Agreements		1,829,187

	Shares	Value
Other Investment Companies - 1.0%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07%	237,053	$237,053
Total Short-Term Investments (cost $2,066,240)		2,066,240
Total Investments - 106.8% (cost $22,736,630)		25,450,191
Other Assets, less Liabilities - (6.8)%		(1,613,027)
Net Assets - 100.0%		$23,837,164

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Fund Snapshots (unaudited)

April 30, 2015

PORTFOLIO BREAKDOWN

	AMG Trilogy Emerging	MSCI Emerging Markets Index
Sector	Wealth Equity Fund**
Information Technology	30.5%	18.2%
Consumer Discretionary	29.7%	9.0%
Industrials	11.2%	7.0%
Financials	9.2%	29.2%
Health Care	7.7%	2.3%
Consumer Staples	7.6%	7.8%
Energy	3.1%	8.7%
Materials	0.0%	7.2%
Telecommunication Services	0.0%	7.3%
Utilities	0.0%	3.3%
Other Assets and Liabilities	1.0%	0.0%

TOP TEN HOLDINGS

Security Name	% of Net Assets
Lenovo Group, Ltd.	4.8%
Yum! Brands, Inc.	4.8
Citigroup, Inc.	4.5
Dongfeng Motor Group Co., Ltd., Class H	4.0
Sands China, Ltd.	3.5
Samsung Electronics Co., Ltd.	3.4
Magnit PJSC	3.1
Sberbank of Russia	2.9
Baidu, Inc.	2.8
Cisco Systems, Inc.	2.7

Top Ten as a Group	36.5%

**	As a percentage of net assets.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (unaudited)

April 30, 2015

	Shares	Value
Common Stocks - 98.9%
Consumer Discretionary - 29.7%
Belle International Holdings, Ltd. (Hong Kong)	488,000	$626,334
BorgWarner, Inc. (United States)	1,417	83,886
Brilliance China Automotive Holdings, Ltd. (Hong Kong)	142,000	266,496
Dongfeng Motor Group Co., Ltd., Class H (China)	706,000	1,172,918
Hankook Tire Co., Ltd. (South Korea)	4,291	180,330
Hermes International (France)	96	36,204
Hyundai Motor Co. (South Korea)	2,830	444,143
Imperial Holdings, Ltd. (South Africa)	27,073	453,373
Lojas Americanas, S.A. (Brazil)	51,634	292,363
LVMH Moet Hennessy Louis Vuitton SE (France)	2,148	375,613
Naspers, Ltd., N Shares (South Africa)	4,847	760,426
NIKE, Inc., Class B (United States)	1,245	123,056
Prada SpA (Italy)	19,900	108,040
The Priceline Group, Inc. (United States)*	558	690,698
Ralph Lauren Corp. (United States)	1,585	211,455
Sands China, Ltd. (Macau)	256,800	1,046,817
Suzuki Motor Corp. (Japan)	2,800	90,502
Tata Motors, Ltd., Sponsored ADR (India)	9,137	376,353
Yum! Brands, Inc. (United States)	16,533	1,421,177
Total Consumer Discretionary		8,760,184
Consumer Staples - 7.6%
AMBEV, S.A., ADR (Brazil)	35,850	226,931
The Estee Lauder Cos., Inc., Class A (United States)	5,787	470,425
Gruma S.A.B de CV, Class B (Mexico)	6,800	81,917
Lenta, Ltd., GDR (Russia)*	28,132	244,748
Magnit PJSC, Sponsored GDR (Russia)	16,454	902,709
Nestle, S.A. (Switzerland)	4,189	325,000
Total Consumer Staples		2,251,730
Energy - 3.1%
Exxon Mobil Corp. (United States)	1,296	113,232
Halliburton Co. (United States)	1,882	92,124
Schlumberger, Ltd. (United States)	7,519	711,373
Total Energy		916,729
Financials - 9.2%
Banco Bradesco, S.A., ADR (Brazil)	34,432	368,078
Citigroup, Inc. (United States)	24,706	1,317,324
Kasikornbank PCL, NVDR (Thailand)	31,400	199,242

	Shares	Value
Sberbank of Russia, Sponsored ADR (Russia)	141,901	$842,221
Total Financials		2,726,865
Health Care - 7.7%
Agilent Technologies, Inc. (United States)	9,557	395,373
Fresenius SE & Co. KGaA (Germany)	2,284	135,882
Novo Nordisk A/S Class B (Denmark)	7,055	396,072
Roche Holding AG (Switzerland)	2,771	792,936
Sanofi (France)	5,403	549,975
Total Health Care		2,270,238
Industrials - 11.2%
3M Co. (United States)	525	82,105
Alliance Global Group, Inc. (Philippines)	131,500	74,732
Bidvest Group, Ltd. (South Africa)	14,948	405,152
CCR, S.A. (Brazil)	48,636	267,155
Copa Holdings, S.A., Class A (Panama)	796	88,268
Cummins, Inc. (United States)	1,514	209,326
Embraer, S.A., Sponsored ADR (Brazil)	2,085	65,010
FANUC Corp. (Japan)	2,300	505,914
Hino Motors, Ltd. (Japan)	17,300	225,692
Hyundai Glovis Co., Ltd. (South Korea)	1,643	360,403
Localiza Rent a Car, S.A. (Brazil)	47,404	555,704
Mitsubishi Electric Corp. (Japan)	19,000	248,134
Mitsubishi Heavy Industries Ltd. (Japan)	26,000	144,059
Parker Hannifin Corp. (United States)	722	86,178
Total Industrials		3,317,832
Information Technology - 30.4%
Alibaba Group Holding, Ltd., Sponsored ADR (China)*	1,604	130,389
Baidu, Inc., Sponsored ADR (China)*	4,112	823,551
Cielo, S.A. (Brazil)	16,229	223,264
Cisco Systems, Inc. (United States)	27,826	802,224
Google, Inc., Class A (United States)*	1,244	682,670
Google, Inc., Class C (United States)*	160	86,211
Infineon Technologies AG (Germany)	58,913	692,626
Lenovo Group, Ltd. (China)	830,000	1,427,243
Marvell Technology Group, Ltd. (Bermuda)	13,142	184,119
MasterCard, Inc., Class A (United States)	7,564	682,348
Microsoft Corp. (United States)	13,209	642,486
QUALCOMM, Inc. (United States)	4,395	298,860
Samsung Electronics Co., Ltd., GDR (South Korea)	1,521	997,453

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Emerging Wealth Equity Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 30.4% (continued)
SAP AG (Germany)	2,842	$214,756
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	21,984	537,289
Yandex NV, Class A (Russia)*	29,319	564,098
Total Information Technology		8,989,587
Total Common Stocks (cost $27,994,006)		29,233,165
Other Investment Companies - 1.1%[3]
Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.07% (cost $316,765)	316,765	316,765

Value
Total Investments - 100.0% (cost $28,310,771)	$29,549,930
Other Assets, less Liabilities - 0.0%	238
Net Assets - 100.0%	$29,550,168

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At April 30, 2015, the approximate cost of investments for federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Trilogy Global Equity Fund	$55,315,098	$9,889,915	$(2,645,887)	$7,244,028
AMG Trilogy Emerging Markets Equity Fund	106,170,209	12,716,808	(12,058,067)	658,741
AMG Trilogy International Small Cap Fund	22,792,125	4,973,528	(2,315,462)	2,658,066
AMG Trilogy Emerging Wealth Equity Fund	28,310,771	1,662,843	(423,684)	1,239,159

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of April 30, 2015, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Trilogy Global Equity Fund	$693,385	1.1%
AMG Trilogy Emerging Markets Equity Fund	2,576,225	2.5%
AMG Trilogy International Small Cap Fund	1,733,676	7.3%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the April 30, 2015, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	AMG Trilogy
	Global
Country	Equity Fund†	MSCI World Index
Australia	0.0%	2.8%
Austria	0.0%	0.1%
Belgium	1.4%	0.5%
Brazil	0.9%	0.0%
Canada	0.0%	3.8%
China	1.3%	0.0%
Denmark	0.6%	0.7%
Finland	0.0%	0.3%
France	3.4%	3.7%
Germany	3.5%	3.6%
Hong Kong	0.5%	1.3%
India	0.3%	0.0%
Ireland	2.5%	0.2%
Israel	0.8%	0.2%
Italy	2.0%	0.8%
Japan	7.9%	8.7%
Luxembourg	0.0%	0.1%
Netherlands	3.7%	1.2%
New Zealand	0.0%	0.1%
Norway	0.0%	0.3%
Portugal	0.0%	0.1%
Russia	0.2%	0.0%
Singapore	0.0%	0.6%
South Africa	0.5%	0.0%
South Korea	3.0%	0.0%
Spain	0.0%	1.4%
Sweden	0.0%	1.2%
Switzerland	10.0%	3.6%
Taiwan	0.9%	0.0%
United Kingdom	6.8%	8.0%
United States	49.8%	56.7%

	100.0%	100.0%

	AMG Trilogy
	Emerging Markets	MSCI Emerging
Country	Equity Fund†	Markets Index
Brazil	11.2%	7.9%
Chile	1.0%	1.4%
China	16.3%	17.7%
Colombia	1.1%	0.7%
Cyprus	0.4%	0.0%
Czech Republic	0.0%	0.2%
Egypt	0.0%	0.2%
Greece	0.0%	0.3%
Hong Kong	2.9%	7.4%
Hungary	1.2%	0.2%
India	10.7%	6.5%
Indonesia	3.5%	2.3%
Macau	1.7%	0.0%
Malaysia	0.8%	3.4%
Mexico	4.1%	4.4%
Panama	1.6%	0.0%
Peru	1.0%	0.3%
Philippines	1.2%	1.3%
Poland	0.8%	1.5%
Russia	5.8%	4.0%
Singapore	0.9%	0.0%
South Africa	6.5%	7.8%
South Korea	14.1%	14.9%
Taiwan	8.0%	12.5%
Thailand	2.6%	2.2%
Turkey	2.5%	1.4%
United Arab Emirates	0.1%	0.0%
United States	0.0%	0.1%
Supranational & Other	0.0%	1.4%

	100.0%	100.0%

†	As a percentage of long term investments on April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	AMG Trilogy	MSCI ACWI
	International	ex-U.S.
Country	Small Cap Fund†	Small Cap
Australia	0.0%	4.2%
Austria	6.7%	0.5%
Belgium	0.0%	1.0%
Brazil	0.7%	0.8%
Canada	2.3%	7.8%
Chile	0.0%	0.3%
China	0.0%	3.0%
Denmark	0.0%	1.3%
Egypt	0.0%	0.2%
Finland	1.8%	1.0%
France	2.5%	2.9%
Georgia	1.7%	0.0%
Germany	6.0%	3.7%
Greece	2.0%	0.1%
Hong Kong	2.9%	4.7%
India	0.0%	2.0%
Indonesia	0.0%	0.7%
Ireland	0.0%	1.2%
Israel	0.0%	0.7%
Italy	6.6%	2.7%
Japan	27.5%	20.3%
Luxembourg	2.7%	0.1%
Malaysia	2.8%	0.9%
Mexico	0.0%	0.6%
Netherlands	2.3%	1.1%
New Zealand	0.0%	0.7%
Norway	4.9%	1.2%
Philippines	0.0%	0.4%
Poland	1.6%	0.3%
Portugal	0.0%	0.3%
Russia	0.5%	0.1%
Singapore	0.0%	1.5%
South Africa	0.0%	1.5%
South Korea	1.9%	4.0%
Spain	0.0%	1.8%
Sweden	4.8%	2.8%
Switzerland	0.0%	3.1%
Taiwan	1.5%	4.1%
Thailand	0.0%	0.8%
Turkey	0.0%	0.3%
United Arab Emirates	1.7%	0.0%
United Kingdom	14.6%	15.0%
Supranational & Other	0.0%	0.3%

	100.0%	100.0%

	AMG Trilogy
	Emerging Wealth	MSCI Emerging
Country	Equity Fund†	Markets Index
Bermuda	0.6%	0.0%
Brazil	6.8%	7.9%
Chile	0.0%	1.4%
China	12.2%	17.7%
Colombia	0.0%	0.7%
Czech Republic	0.0%	0.2%
Denmark	1.3%	0.0%
Egypt	0.0%	0.2%
France	3.3%	0.0%
Germany	3.6%	0.0%
Greece	0.0%	0.3%
Hong Kong	3.1%	7.4%
Hungary	0.0%	0.2%
India	1.3%	6.5%
Indonesia	0.0%	2.3%
Italy	0.4%	0.0%
Japan	4.1%	0.0%
Macau	3.6%	0.0%
Malaysia	0.0%	3.4%
Mexico	0.3%	4.4%
Panama	0.3%	0.0%
Peru	0.0%	0.3%
Philippines	0.3%	1.3%
Poland	0.0%	1.5%
Russia	8.7%	4.0%
South Africa	5.5%	7.8%
South Korea	6.8%	14.9%
Switzerland	3.8%	0.0%
Taiwan	1.8%	12.5%
Thailand	0.7%	2.2%
Turkey	0.0%	1.4%
United States	31.5%	0.1%
Supranational & Other	0.0%	1.4%

	100.0%	100.0%

†	As a percentage of long term investments on April 30, 2015.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

The following tables summarize the inputs used to value the Funds’ net assets by the fair value hierarchy levels as of April 30, 2015: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Global Equity Fund
Investments in Securities
Common Stocks
Information Technology	$10,523,384	$2,684,290	—	$13,207,674
Financials	6,208,829	6,770,152	—	12,978,981
Consumer Discretionary	4,567,469	4,092,049	—	8,659,518
Industrials	3,307,041	3,665,999	—	6,973,040
Health Care	3,546,785	2,368,068	—	5,914,853
Energy	2,908,645	1,873,497	—	4,782,142
Consumer Staples	1,285,711	2,604,744	—	3,890,455
Materials	606,558	1,775,672	—	2,382,230
Telecommunication Services	373,407	1,025,598	—	1,399,005
Utilities	343,643	—	—	343,643
Warrants	—	777,798	—	777,798
Short-Term Investments
Repurchase Agreements	—	724,434	—	724,434
Other Investment Companies	525,353	—	—	525,353

Total Investments in Securities	$34,196,825	$28,362,301	—	$62,559,126

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Emerging Markets Equity Fund
Investments in Securities
Common Stocks
Financials	$10,892,224	$15,532,815	—	$26,425,039
Information Technology	9,203,896	13,185,787	—	22,389,683
Consumer Discretionary	2,962,029	14,468,793	—	17,430,822
Industrials	5,849,350	6,595,123	—	12,444,473
Materials	1,381,923	4,531,636	—	5,913,559
Energy	3,234,841	2,528,031	—	5,762,872
Consumer Staples	2,654,062	2,344,239	—	4,998,301
Utilities	—	3,465,756	—	3,465,756
Health Care	—	3,364,104	—	3,364,104
Telecommunication Services	—	1,647,070	—	1,647,070
Warrants	74,260	—	—	74,260
Short-Term Investments
Repurchase Agreements	—	2,657,545	—	2,657,545
Other Investment Companies	255,466	—	—	255,466

Total Investments in Securities	$36,508,051	$70,320,899	—	$106,828,950

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy International Small Cap Fund
Investments in Securities
Common Stocks
Financials	—	$6,221,488	—	$6,221,488
Consumer Discretionary	—	5,366,557	—	5,366,557
Industrials	$1,698,532	2,624,592	—	4,323,124
Information Technology	442,477	2,105,711	—	2,548,188
Materials	—	1,665,547	—	1,665,547
Consumer Staples	783,983	748,413	—	1,532,396
Energy	466,601	405,137	—	871,738
Health Care	157,126	448,573	—	605,699
Warrants	—	249,214	—	249,214
Short-Term Investments
Repurchase Agreements	—	1,829,187	—	1,829,187
Other Investment Companies	237,053	—	—	237,053

Total Investments in Securities	$3,785,772	$21,664,419	—	$25,450,191

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Trilogy Emerging Wealth Equity Fund
Investments in Securities
Common Stocks
Information Technology	$5,657,509	$3,332,078	—	$8,989,587
Consumer Discretionary	3,198,988	5,561,196	—	8,760,184
Industrials	1,353,746	1,964,086	—	3,317,832
Financials	1,685,402	1,041,463	—	2,726,865
Health Care	395,373	1,874,865	—	2,270,238
Consumer Staples	1,024,021	1,227,709	—	2,251,730
Energy	916,729	—	—	916,729
Other Investment Companies	316,765	—	—	316,765

Total Investments in Securities	$14,548,533	$15,001,397	—	$29,549,930

As of April 30, 2015, the AMG Trilogy Emerging Wealth Equity Fund had no transfers between levels from the beginning of the period.

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (continued)

As of April 30, 2015, the following Funds had transfers between Level 1 and Level 2 as follows:

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy Global Equity Fund	into Level 1[1]	Level 1	Level 2	Level 2[1]
Assets:
Common Stocks	$327,120	—	—	$(327,120)

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy Emerging Markets Equity Fund	into Level 1[1]	Level 1[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$2,417,088	$(2,365,767)	$2,365,767	$(2,417,088)

	Transfer	Transfer out of	Transfer into	Transfer out of
AMG Trilogy International Small Cap Fund	into Level 1[1]	Level 2[1]	Level 2[1]	Level 2[1]
Assets:
Common Stocks	$938,805	$(819,202)	$819,202	$(938,805)

[1]	External pricing service used to reflect any significant market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.

INVESTMENTS DEFINITIONS AND ABBREVIATIONS:

ADR/BDR/GDR:ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank; a BDR (Brazilian Depositary Receipt) and GDR (Global Depositary Receipt) are comparable, but foreign securities are held on deposit in a non-U.S. bank. The values of the ADR/BDR/ GDR securities are determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADR/BDR/GDRs are initiated by the underlying foreign company.

NVDR:NVDR after the name of a holding stands for Non-Voting Depository Receipt. Investors receive the same financial benefits as those who invest in the company’s ordinary shares but without the involvement in company decision-making.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

April 30, 2015

		Trilogy
		Emerging	Trilogy	Trilogy
	Trilogy Global	Markets	International	Emerging Wealth
	Equity Fund	Equity Fund	Small Cap Fund	Equity Fund
Assets:
Investments at value* (including securities on loan valued at $693,385, $2,576,225, $1,733,676 and $0, respectively)	$62,559,126	$106,828,950	$25,450,191	$29,549,930
Foreign currency**	464,249	1,060,589	165,863	16,160
Dividends, interest and other receivables	196,980	136,038	66,590	17,836
Receivable for investments sold	1,982,432	1,471,427	—	—
Receivable for Fund shares sold	17,574	18	5,081	23,886
Receivable from affiliate	—	—	8,926	2,199
Prepaid expenses	32,211	35,140	27,144	30,581
Total assets	65,252,572	109,532,162	25,723,795	29,640,592
Liabilities:
Payable for investments purchased	1,778,416	1,071,097	—	—
Payable upon return of securities loaned	724,434	2,657,545	1,829,187	—
Payable for Fund shares repurchased	45,183	579,053	11,394	29,955
Payable for foreign capital gains tax	—	120,596	—	—
Payable to Affiliate	—	—	—	34,310
Accrued expenses:
Investment advisory and management fees	23,117	60,696	19,406	16,910
Shareholder servicing fees - Investor Class	8	19	29	1
Shareholder servicing fees - Service Class	4,055	82	1,154	3,075
Distribution fees - Investor Class	8	19	29	2
Professional fees	14,447	6,468	13,149	4,775
Trustees fees and expenses	411	1,912	214	5
Other	18,283	40,552	12,069	1,391
Total liabilities	2,608,362	4,538,039	1,886,631	90,424
Net Assets	$62,644,210	$104,994,123	$23,837,164	$29,550,168

* Investments at cost	$55,088,086	$105,359,723	$22,736,630	$28,310,771
** Foreign currency at cost	$461,948	$1,057,518	$161,295	$15,814

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

		AMG Trilogy
	AMG	Emerging	AMG Trilogy	AMG Trilogy
	Trilogy Global	Markets	International	Emerging Wealth
	Equity Fund	Equity Fund	Small Cap Fund	Equity Fund
Net Assets Represent:
Paid-in capital	$50,676,453	$107,316,814	$21,469,501	$28,131,369
Undistributed net investment income	260,102	258,117	12,287	9,547
Accumulated net realized gain (loss) from investments and foreign currency transactions	4,237,905	(3,933,754)	(360,109)	169,645
Net unrealized appreciation of investments and foreign currency translations	7,469,750	1,352,946	2,715,485	1,239,607
Net Assets	$62,644,210	$104,994,123	$23,837,164	$29,550,168
Investor Class:
Net Assets	$40,746	$93,477	$142,602	$10,440
Shares outstanding	3,539	11,039	13,819	1,000
Net asset value, offering and redemption price per share	$11.51	$8.47	$10.32	$10.44
Service Class:
Net Assets	$49,425,190	$840,393	$11,799,662	$25,076,592
Shares outstanding	4,320,477	99,938	1,135,217	2,401,582
Net asset value, offering and redemption price per share	$11.44	$8.41	$10.39	$10.44
Institutional Class:
Net Assets	$13,178,274	$104,060,253	$11,894,900	$4,463,136
Shares outstanding	1,154,727	12,373,386	1,142,689	427,295
Net asset value, offering and redemption price per share	$11.41	$8.41	$10.41	$10.45

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended April 30, 2015

	AMG Trilogy Global Equity Fund	AMG Trilogy Emerging Markets Equity Fund	AMG Trilogy International Small Cap Fund	AMG Trilogy Emerging Wealth Equity Fund*
Investment Income:
Dividend income	$637,584	$1,207,049	$148,015	$43,405
Securities lending income	1,424	6,701	13,180	—
Interest income	290	109	—	—
Foreign withholding tax	(37,804)	(143,539)	(15,314)	(3,967)
Total investment income	601,494	1,070,320	145,881	39,438
Expenses:
Investment advisory and management fees	158,419	436,806	113,307	17,875
Shareholder servicing fees—Service Class	27,807	12,306	5,979	3,075
Shareholder servicing fees—Investor Class	47	101	178	2
Distribution fees—Investor Class	47	101	178	2
Custodian	16,308	58,560	14,210	1,739
Professional fees	19,452	23,152	16,557	4,775
Transfer agent	14,621	7,034	4,094	910
Registration fees	12,660	14,027	12,408	6,384
Reports to shareholders	6,959	9,642	5,585	392
Trustees fees and expenses	1,637	3,584	471	5
Miscellaneous	1,323	2,634	986	179
Total expenses before offsets	259,280	567,947	173,953	35,338
Expense reimbursements	—	—	(42,880)	(5,447)
Expense reductions	(1,305)	—	—	—
Net expenses	257,975	567,947	131,073	29,891
Net investment income	343,519	502,373	14,808	9,547
Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	4,475,050	(1,502,867)	(283,798)	203,873
Net realized loss on foreign currency transactions	(16,977)	(13,923)	(14,651)	(34,228)
Net change in unrealized appreciation (depreciation) of investments	(165,276)	(5,457,800)	1,702,256	1,239,159
Net change in unrealized appreciation (depreciation) on foreign currency translations	4,154	(12,793)	4,411	448
Net realized and unrealized gain (loss)	4,296,951	(6,987,383)	1,408,218	1,409,252
Net increase (decrease) in net assets resulting from operations	$4,640,470	($6,485,010)	$1,423,026	$1,418,799

*	Commencement of operations was on March 20, 2015.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014

	AMG Trilogy Global		AMG Trilogy Emerging Markets
	Equity Fund		Equity Fund
	April 30,	October 31,	April 30,	October 31,
	2015	2014	2015	2014
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$343,519	$1,026,703	$502,373	$2,019,341
Net realized gain (loss) on investments and foreign currency transactions	4,458,073	4,343,705	(1,516,790)	(537,213)
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	(161,122)	(2,142,859)	(5,470,593)	2,078,360
Net increase (decrease) in net assets resulting from operations	4,640,470	3,227,549	(6,485,010)	3,560,488
Distributions to Shareholders:
From net investment income:
Investor Class	—	(4,926)	—	(1,172)
Service Class	(816,053)	(578,079)	(362,339)	(194,175)
Institutional Class	(224,829)	(161,436)	(1,654,715)	(750,477)
From net realized gain on investments:
Investor Class	(2,211)	(52,911)	—	—
Service Class	(3,411,819)	(4,566,643)	—	—
Institutional Class	(874,193)	(1,170,324)	—	—
Total distributions to shareholders	(5,329,105)	(6,534,319)	(2,017,054)	(945,824)
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(8,147,377)	6,436,408	(23,188,022)	2,147,500
Total increase (decrease) in net assets	(8,836,012)	3,129,638	(31,690,086)	4,762,164
Net Assets:
Beginning of period	71,480,222	68,350,584	136,684,209	131,922,045
End of period	$62,644,210	$71,480,222	$104,994,123	$136,684,209
End of period undistributed net investment income	$260,102	$957,465	$258,117	$1,772,798

[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets (continued)

For the six month period April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014

			AMG Trilogy
	AMG Trilogy International		Emerging Wealth
	Small Cap Fund		Equity Fund*
	April 30,	October 31,	April 30,
	2015	2014	2015
Increase (Decrease) in Net Assets Resulting From Operations:
Net investment income	$14,808	$411,260	$9,547
Net realized gain (loss) on investments and foreign currency transactions	(298,449)	2,691,251	169,645
Net change in unrealized appreciation (depreciation) of investments and foreign currency translations	1,706,667	(3,643,464)	1,239,607
Net increase (decrease) in net assets resulting from operations	1,423,026	(540,953)	1,418,799
Distributions to Shareholders:
From net investment income:
Investor Class	—	(103,652)	—
Service Class	—	(430,287)	—
Institutional Class	—	(515,081)	—
From net realized gain on investments:
Investor Class	(10,074)	—	—
Service Class	(685,371)	—	—
Institutional Class	(800,050)	—	—
Total distributions to shareholders	(1,495,495)	(1,049,020)	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	138,221	(7,844,446)	28,131,369
Total increase (decrease) in net assets	65,752	(9,434,419)	29,550,168
Net Assets:
Beginning of period	23,771,412	33,205,831	—
End of period	$23,837,164	$23,771,412	$29,550,168
End of period undistributed (distributions in excess of) net investment income	$12,287	$(2,521)	$9,547

*	Commencement of operations was on March 20, 2015.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,		For the fiscal period ended
Investor Class	(unaudited)	2014	2013	October 31, 2012*
Net Asset Value, Beginning of Period	$11.45	$12.06	$9.76	$10.02
Income from Investment Operations:
Net investment income[1,2]	0.03	0.10	0.10	0.07
Net realized and unrealized gain (loss) on investments	0.71	0.39	2.27	(0.33)
Total from investment operations	0.74	0.49	2.37	(0.26)
Less Distributions to Shareholders from:
Net investment income	—	(0.09)	(0.07)	—
Net realized gain on investments	(0.68)	(1.01)	—	—
Total distributions to shareholders	(0.68)	(1.10)	(0.07)	—
Net Asset Value, End of Period	$11.51	$11.45	$12.06	$9.76
Total Return[2]	6.76%[4]	4.22%	24.47%	(2.59)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.16%[5]	1.21%	1.18%[6]	1.05%[5]
Ratio of expenses to average net assets (with offsets)	1.16%[5]	1.22%	1.19%[6]	1.07%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.16%[5]	1.22%	1.19%[6]	1.07%[5]
Ratio of net investment income to average net assets[2]	0.62%[5]	0.86%	0.90%[6]	1.04%[5]
Portfolio turnover	27%[4]	49%	58%	78%[4]
Net assets at end of period (000’s omitted)	$41	$37	$626	$13

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Service Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$11.52	$12.13	$9.79	$9.02	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.05	0.17	0.13	0.08	0.02
Net realized and unrealized gain (loss) on investments	0.72	0.37	2.29	0.72	(1.00)
Total from investment operations	0.77	0.54	2.42	0.80	(0.98)
Less Distributions to Shareholders from:
Net investment income	(0.16)	(0.13)	(0.08)	(0.03)	—
Net realized gain on investments	(0.69)	(1.02)	—	—	—
Total distributions to shareholders	(0.85)	(1.15)	(0.08)	(0.03)	—
Net Asset Value, End of Period	$11.44	$11.52	$12.13	$9.79	$9.02
Total Return[2]	7.06%[4]	4.57%	24.84%	8.91%	(9.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.76%[5]	0.81%	0.78%[6]	1.02%	1.21%[5]
Ratio of expenses to average net assets (with offsets)	0.76%[5]	0.82%	0.79%[6]	1.04%	1.21%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.76%[5]	0.82%	0.79%[6]	1.04%	1.46%[5]
Ratio of net investment income to average net assets[2]	0.96%[5]	1.44%	1.20%[6]	0.85%	0.29%[5]
Portfolio turnover	27%[4]	49%	58%	78%	40%[4]
Net assets at end of period (000’s omitted)	$49,425	$56,773	$53,740	$59,584	$23,215

AMG Trilogy Global Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$11.50	$12.10	$9.78	$9.03	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.06	0.17	0.14	0.09	0.08
Net realized and unrealized gain (loss) on investments	0.72	0.38	2.27	0.70	(1.05)
Total from investment operations	0.78	0.55	2.41	0.79	(0.97)
Less Distributions to Shareholders from:
Net investment income	(0.18)	(0.14)	(0.09)	(0.04)	—
Net realized gain on investments	(0.69)	(1.01)	—	—	—
Total distributions to shareholders	(0.87)	(1.15)	(0.09)	(0.04)	—
Net Asset Value, End of Period	$11.41	$11.50	$12.10	$9.78	$9.03
Total Return[2]	7.08%[4]	4.75%[7]	24.87%[7]	8.76%	(9.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.66%[5]	0.71%	0.68%[6]	0.85%	1.00%[5]
Ratio of expenses to average net assets (with offsets)	0.66%[5]	0.72%	0.69%[6]	0.87%	1.00%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.66%[5]	0.72%	0.69%[6]	0.87%	1.25%[5]
Ratio of net investment income to average net assets[2]	1.05%[5]	1.51%	1.25%[6]	0.92%	1.26%[5]
Portfolio turnover	27%[4]	49%	58%	78%	40%[4]
Net assets at end of period (000’s omitted)	$13,178	$14,670	$13,984	$12,998	$11,512

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,		For the fiscal period ended
Investor Class	(unaudited)	2014	2013	October 31, 2012*
Net Asset Value, Beginning of Period	$8.83	$8.73	$8.57	$9.35
Income from Investment Operations:
Net investment income[1,2]	0.02	0.11 [8]	0.08	0.08
Net realized and unrealized gain (loss) on investments	(0.38)	0.02	0.14	(0.86)
Total from investment operations	(0.36)	0.13	0.22	(0.78)
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	(0.06)	—
Net Asset Value, End of Period	$8.47	$8.83	$8.73	$8.57
Total Return[2]	(4.08)%[4]	1.55%	2.51%[7]	(8.34)%[4,7]
Ratio of net expenses to average net assets (with offsets/reductions)	1.40%[5]	1.42%	1.55%[9,10]	1.30%[5]
Ratio of expenses to average net assets (with offsets)	1.40%[5]	1.43%	1.56%[9,10]	1.30%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.40%[5]	1.43%	1.56%[9,10]	1.31%[5]
Ratio of net investment income to average net assets[2]	0.39%[5]	1.30%	1.00%[9,10]	1.37%[5]
Portfolio turnover	17%[4]	35%	47%	32%[4]
Net assets at end of period (000’s omitted)	$93	$79	$291	$9

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Service Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$8.88	$8.78	$8.58	$8.62	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.03	0.12 [8]	0.07	0.11	0.09
Net realized and unrealized gain (loss) on investments	(0.38)	0.04	0.17	(0.14)	(1.47)
Total from investment operations	(0.35)	0.16	0.24	(0.03)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.12)	(0.06)	(0.04)	(0.01)	—
Net Asset Value, End of Period	$8.41	$8.88	$8.78	$8.58	$8.62
Total Return[2]	(3.88)%[4]	1.85%	2.82%	(0.33)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.00%[5]	1.04%	1.15%[9,10]	1.25%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	1.00%[5]	1.05%	1.16%[9,10]	1.25%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.00%[5]	1.05%	1.16%[9,10]	1.26%	2.76%[5]
Ratio of net investment income to average net assets[2]	0.62%[5]	1.37%	0.84%[9,10]	1.29%	1.50%[5]
Portfolio turnover	17%[4]	35%	47%	32%	20%[4]
Net assets at end of period (000’s omitted)	$840	$26,239	$28,093	$15,710	$44

AMG Trilogy Emerging Markets Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$8.89	$8.78	$8.59	$8.62	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.03	0.13 [8]	0.08	0.10	0.10
Net realized and unrealized gain (loss) on investments	(0.38)	0.05	0.17	(0.12)	(1.48)
Total from investment operations	(0.35)	0.18	0.25	(0.02)	(1.38)
Less Distributions to Shareholders from:
Net investment income	(0.13)	(0.07)	(0.06)	(0.01)	—
Net Asset Value, End of Period	$8.41	$8.89	$8.78	$8.59	$8.62
Total Return[2]	(3.86)%[4]	2.05%[7]	2.85%[7]	(0.20)%	(13.80)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	0.89%[5]	0.92%	1.05%[9,10]	1.05%	1.09%[5]
Ratio of expenses to average net assets (with offsets)	0.89%[5]	0.93%	1.06%[9,10]	1.05%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	0.89%[5]	0.93%	1.06%[9,10]	1.06%	2.76%[5]
Ratio of net investment income to average net assets[2]	0.84%[5]	1.53%	0.93%[9,10]	1.18%	1.58%[5]
Portfolio turnover	17%[4]	35%	47%	32%	20%[4]
Net assets at end of period (000’s omitted)	$104,060	$110,366	$103,538	$75,201	$11,284

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Investor Class	(unaudited)	2014	2013	2012	October 31, 2011#
Net Asset Value, Beginning of Period	$10.40	$11.05	$9.22	$8.33	$9.76
Income from Investment Operations:
Net investment income (loss)[1,2]	(0.02)	0.08 [8]	0.04 [12]	0.10	0.00 [13]
Net realized and unrealized gain (loss) on investments	0.61	(0.39)	1.90	0.82	(1.43)
Total from investment operations	0.59	(0.31)	1.94	0.92	(1.43)
Less Distributions to Shareholders from:
Net investment income	—	(0.34)	(0.11)	(0.03)	—
Net realized and unrealized gain on investments	(0.67)	—	—	—	—
Total distributions to shareholders	(0.67)	(0.34)	(0.11)	(0.03)	—
Net Asset Value, End of Period	$10.32	$10.40	$11.05	$9.22	$8.33
Total Return[2]	6.25%[4]	(2.93)%[7]	21.26%[7]	11.13%	(14.65)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.60%[5]	1.60%	1.62%[11]	1.35%	1.35%[5]
Ratio of expenses to average net assets (with offsets)	1.60%[5]	1.60%	1.62%[11]	1.35%	1.35%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.98%[5]	2.00%	1.92%[11]	1.92%	2.58%[5]
Ratio of net investment income (loss) to average net assets[2]	(0.33)%[5]	0.75%	0.42%[11]	1.16%	0.74%[5]
Portfolio turnover	28%[4]	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$143	$155	$4,915	$157	$9

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Service Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$10.45	$11.09	$9.22	$8.33	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.00 [13]	0.15 [8]	0.08 [12]	0.10	0.03
Net realized and unrealized gain (loss) on investments	0.62	(0.42)	1.90	0.83	(1.70)
Total from investment operations	0.62	(0.27)	1.98	0.93	(1.67)
Less Distributions to Shareholders from:
Net investment income	—	(0.37)	(0.11)	(0.04)	—
Net realized gain on investments	(0.68)	—	—	—	—
Total distributions to shareholders	(0.68)	(0.37)	(0.11)	(0.04)	—
Net Asset Value, End of Period	$10.39	$10.45	$11.09	$9.22	$8.33
Total Return[2]	6.46%[4]	(2.56)%[7]	21.70%[7]	11.23%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.21%[5]	1.21%	1.22%[11]	1.29%	1.14%[5]
Ratio of expenses to average net assets (with offsets)	1.21%[5]	1.21%	1.22%[11]	1.29%	1.14%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.60%[5]	1.61%	1.52%[11]	1.89%	2.33%[5]
Ratio of net investment income to average net assets[2]	0.10%[5]	1.35%	0.82%[11]	1.10%	0.57%[5]
Portfolio turnover	28%[4]	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$11,800	$10,513	$13,206	$3,825	$78

AMG Trilogy International Small Cap Fund

Financial Highlights

For a share outstanding throughout each fiscal period

	For the six months ended April 30, 2015	For the fiscal years ended October 31,			For the fiscal period ended
Institutional Class	(unaudited)	2014	2013	2012	October 31, 2011**
Net Asset Value, Beginning of Period	$10.46	$11.10	$9.23	$8.33	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.01	0.16 [8]	0.10 [12]	0.09	0.09
Net realized and unrealized gain (loss) on investments	0.62	(0.42)	1.89	0.85	(1.76)
Total from investment operations	0.63	(0.26)	1.99	0.94	(1.67)
Less Distributions to Shareholders from:
Net investment income	—	(0.38)	(0.12)	(0.04)	—
Net realized gain on investments	(0.68)	—	—	—	—
Total distributions to shareholders	(0.68)	(0.38)	(0.12)	(0.04)	—
Net Asset Value, End of Period	$10.41	$10.46	$11.10	$9.23	$8.33
Total Return[2]	6.56%[4]	(2.47)%[7]	21.88%[7]	11.39%	(16.70)%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.10%[5]	1.10%	1.12%[11]	1.10%	1.10%[5]
Ratio of expenses to average net assets (with offsets)	1.10%[5]	1.10%	1.12%[11]	1.10%	1.10%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.48%[5]	1.50%	1.42%[11]	1.82%	2.24%[5]
Ratio of net investment income to average net assets[2]	0.17%[5]	1.45%	1.04%[11]	1.09%	1.37%[5]
Portfolio turnover	28%[4]	65%	61%	56%	52%[4]
Net assets at end of period (000’s omitted)	$11,895	$13,103	$15,085	$12,552	$11,443

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the fiscal
period ended
Investor Class	April 30, 2015##
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.00 [13]
Net realized and unrealized gain (loss) on investments	0.44
Total from investment operations	0.44
Net Asset Value, End of Period	$10.44
Total Return[2]	4.40%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.45%[5]
Ratio of expenses to average net assets (with offsets)	1.45%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	2.14%[5]
Ratio of net investment income to average net assets[2]	0.37%[5]
Portfolio turnover	22%[4]
Net assets at end of period (000’s omitted)	$10

For the fiscal
period ended
Service Class	April 30, 2015##
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.00 [13]
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.44
Net Asset Value, End of Period	$10.44
Total Return[2]	4.40%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.20%[5]
Ratio of expenses to average net assets (with offsets)	1.20%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.29%[5]
Ratio of net investment income to average net assets[2]	0.28%[5]
Portfolio turnover	22%[4]
Net assets at end of period (000’s omitted)	$25,077

AMG Trilogy Emerging Wealth Equity Fund

Financial Highlights

For a share outstanding throughout each fiscal period

For the fiscal
period ended
Institutional Class	April 30, 2015##
Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income[1,2]	0.01
Net realized and unrealized gain on investments	0.44
Total from investment operations	0.45
Net Asset Value, End of Period	$10.45
Total Return[2]	4.50%[4]
Ratio of net expenses to average net assets (with offsets/reductions)	1.05%[5]
Ratio of expenses to average net assets (with offsets)	1.05%[5]
Ratio of total expenses to average net assets (without offsets/reductions)[3]	1.76%[5]
Ratio of net investment income to average net assets[2]	0.74%[5]
Portfolio turnover	22%[4]
Net assets at end of period (000’s omitted)	$4,463

Notes to Financial Highlights (unaudited)

The following footnotes should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Commencement of operations was on March 1, 2012.
**	Commencement of operations was on March 1, 2011.
#	Commencement of operations was on July 15, 2011.
##	Commencement of operations was on March 20, 2015.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses.
[4]	Not annualized.
[5]	Annualized.
[6]	Includes non-routine extraordinary expenses amounting to 0.024%, 0.027% and 0.026% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[7]	Total return is based on the Financial Statement Net Asset Values as shown above.
[8]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.10, $0.11, and $0.12 for AMG Trilogy Emerging Markets Equity Fund’s Investor Class, Service Class and Institutional Class, respectively, and $0.07, $0.14 and $0.15 for AMG Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class, respectively.
[9]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.021% and 0.023% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[10]	Includes tax expense of $112 or 0.06%, $9,694 or 0.05% and $36,132 or 0.04% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[11]	Includes non-routine extraordinary expenses amounting to 0.016%, 0.019% and 0.022% of average net assets for the Investor Class, Service Class and Institutional Class, respectively.
[12]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.02, $0.06, and $0.08 for AMG Trilogy International Small Cap Fund’s Investor Class, Service Class and Institutional Class, respectively.
[13]	Rounds to less than $0.01.

Notes to Financial Statements (unaudited)

April 30, 2015

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds (the “Trust”), is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are AMG Trilogy Global Equity Fund (“Global Equity”), AMG Trilogy Emerging Markets Equity Fund (“Emerging Markets Equity”), AMG Trilogy International Small Cap Fund (“International Small Cap”) and AMG Trilogy Emerging Wealth Equity Fund (“Emerging Wealth Equity”), each a “Fund” and collectively the “Funds. “Emerging Markets Equity, International Small Cap and Emerging Wealth Equity will deduct a 2.00% redemption fee from the proceeds of any redemption (including a redemption by exchange) of shares if the redemption occurs within 60 days of the purchase of those shares. For the six months ended ended April 30, 2015, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity had redemption fees amounting to $107, $20 and $1, respectively. These amounts are netted against the cost of shares repurchased in the Statements of Changes in Net Assets.

The Emerging Wealth Equity Fund had an inception date of March 19, 2015. The Fund’s commencement of operations was on March 20, 2015.

Each Fund offers three classes of shares: Investor Class, Service Class and Institutional Class. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing, as of the most recent quarter end, all securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests in international securities, the Investment Manager or applicable subadvisor may adjust such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a predetermined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

37

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Dividends from foreign securities are recorded as soon as the Trust becomes aware of the ex-dividend date except for Korean securities where dividends are recorded on confirmation date. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and in some cases other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Global Equity had certain portfolio trades directed to various brokers, under a brokerage recapture program, which paid a portion of the Fund’s expenses. For the six months ended April 30, 2015, the amount by which the Fund’s expenses were reduced and the impact on the expense ratios, if any, was $1,305 or 0.002%.

The Funds have a “balance credit “arrangement with The Bank of New York Mellon (“BNYM”), the Funds’ custodian, whereby each Fund is credited with an interest factor equal to 0.75% below the effective 90-day T-Bill rate for account balances left uninvested overnight. If the T-Bill rate falls below 0.75%, no credits will be earned. These credits serve to reduce custodian expenses that would otherwise be charged to each Fund. For the six months ended April 30, 2015, the Funds’ custodian expense was not reduced.

Overdraft fees are computed at 1% above the effective Federal Funds rate on the day of the overdraft. For the six months ended April 30, 2015, overdraft fees for International Small Cap equaled $100.

d. DIVIDENDS AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are due to tax equalization and temporary differences are due to wash sales.

e. FEDERAL TAXES

Each Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Notes to Financial Statements (continued)

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the tax positions taken on federal income tax returns as of October 31, 2014 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the financial statements for Global Equity, Emerging Markets Equity, and International Small Cap. Additionally, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of April 30, 2015, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

Capital Loss Carryover Amounts
Fund	Short-Term		Long-Term	Expires
Global Equity
(Post-Enactment)	—		—	n/a
Emerging Markets Equity
(Post-Enactment)	$574,054	*	$1,032,424	Unlimited
International Small Cap
(Post-Enactment)	—		—	n/a
Emerging Wealth Equity
(Post-Enactment)	—		—	n/a

*	The Fund’s ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on results of share ownership activity.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each series the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

For the six months ended April 30, 2015 (unaudited) and the fiscal year ended October 31, 2014, the capital stock transactions by class for Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equtiy were as follows:

	Global Equity				Emerging Markets Equity
	2015		2014		2015		2014
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	93	$1,050	52,937	$598,507	2,645	$22,150	45,778	$400,813
Reinvestment of distributions	201	2,212	5,123	57,838	—	—	139	1,172
Cost of shares repurchased	—	—	(106,729)	(1,224,631)	(564)	(4,692)	(70,307)	(616,300)

Net increase (decrease)	294	$3,262	(48,669)	$(568,286)	2,081	$17,458	(24,390)	$(214,315)

Service Class:
Proceeds from sale of shares	353,948	$3,965,136	924,821	$10,707,731	213,876	$1,774,509	625,274	$5,414,595
Reinvestment of distributions	387,878	4,227,873	453,869	5,142,332	44,671	362,279	23,003	194,145
Cost of shares repurchased	(1,347,561)	(14,975,901)	(884,370)	(10,224,739)	(3,112,433)	(25,089,006)	(893,823)	(7,922,235)

Net increase (decrease)	(605,735)	$(6,782,892)	494,320	$5,625,324	(2,853,886)	$(22,952,218)	(245,546)	$(2,313,495)

Institutional Class:
Proceeds from sale of shares	3,298	$35,527	103,771	$1,197,090	195,330	$1,682,974	1,791,122	$14,911,690
Reinvestment of distributions	101,106	1,099,021	117,855	1,331,759	171,386	1,389,941	77,708	655,855
Cost of shares repurchased	(224,828)	(2,502,295)	(101,745)	(1,149,479)	(406,980)	(3,326,177)	(1,241,092)	(10,892,235)

Net increase (decrease)	(120,424)	$(1,367,747)	119,881	$1,379,370	(40,264)	$(253,262)	627,738	$4,675,310

Notes to Financial Statements (continued)

	International Small Cap				Emerging Wealth Equity*
	2015		2014		2015
	Shares	Amount	Shares	Amount	Shares	Amount
Investor Class:
Proceeds from sale of shares	513	$5,050	11,159	$123,023	1,000	$10,000
Reinvestment of distributions	1,058	10,074	9,483	103,652	—	—
Cost of shares repurchased	(2,681)	(25,248)	(450,372)	(4,846,054)	—	—

Net increase (decrease)	(1,110)	$(10,124)	(429,730)	$(4,619,379)	1,000	$10,000

Service Class:
Proceeds from sale of shares	136,050	$1,356,229	232,274	$2,595,263	2,436,583	$24,230,986
Reinvestment of distributions	71,542	685,371	39,332	430,287	—	—
Cost of shares repurchased	(78,414)	(783,080)	(456,188)	(5,065,262)	(36,481)	(382,617)

Net increase (decrease)	129,178	$1,258,520	(184,582)	$(2,039,712)	2,400,102	$23,848,369

Institutional Class:
Proceeds from sale of shares	—	—	23,952	$257,765	427,305	$4,273,100
Reinvestment of distributions	83,426	$800,051	47,082	515,080	—	—
Cost of shares repurchased	(193,446)	(1,910,226)	(176,991)	(1,958,200)	(9)	(100)

Net increase (decrease)	(110,020)	$(1,110,175)	(105,957)	$(1,185,355)	427,296	$4,273,000

*	Commencement of operations was on March 20, 2015.

At April 30, 2015, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Emerging Markets Equity—two collectively own 85%; International Small Cap—two collectively own 27%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At April 30, 2015, the market value of repurchase agreements outstanding for Global Equity Fund, Emerging Markets Equity and International Small Cap were $724,434, $2,657,545, and $1,829,187, respectively.

i. FOREIGN CURRENCY TRANSLATION

The books and records of the Funds are maintained in U.S. dollars. The value of investments, assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon current foreign exchange rates. Purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based on currency exchange rates prevailing on the respective dates of such transactions. Net realized and unrealized gain (loss) on foreign currency transactions represent: (1) foreign exchange gains and losses from the sale and holdings of foreign currencies; (2) gains and losses between trade date and settlement date on investment securities transactions and forward foreign currency exchange contracts; and (3) gains and losses from the difference between amounts of interest and dividends recorded and the amounts actually received.

The Funds do not isolate the net realized and unrealized gain or loss resulting from changes in exchange rates from the fluctuations in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

j. FOREIGN SECURITIES

The Funds invest in securities of foreign entities and in instruments denominated in foreign currencies which involve risks not typically associated with investments in domestic securities. Non-domestic securities carry special risks, such as exposure to currency fluctuations, less developed or less efficient trading markets, political instability, a lack of company information, differing auditing and legal standards, and, potentially, less liquidity. A Portfolio’s investments in emerging market countries are exposed to additional risks. A Portfolio’s performance will be influenced by political, social and economic factors affecting companies in emerging market countries. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries.

Realized gains in certain countries may be subject to foreign taxes at the Fund level, at rates ranging from approximately 10% to 15%. The Funds would pay such foreign taxes at the appropriate rate for each jurisdiction.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as Investment Manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by Trilogy Global Advisors, L.P. (“Trilogy”), who serves pursuant to a subadvisory agreement with the Investment Manager. AMG indirectly owns a majority interest in Trilogy.

40

Notes to Financial Statements (continued)

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended April 30, 2015, the Funds’ investment management fees were paid at the following annual rate of each Fund’s respective average daily net assets:

Global Equity	0.45%
Emerging Markets Equity	0.70%
International Small Cap	1.00%
Emerging Wealth Equity	0.70%

The Investment Manager has contractually agreed, through at least March 1, 2017, to waive management fees (but not below zero) and/or reimburse Fund expenses in order to limit total annual Fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Global Equity, Emerging Markets Equity, International Small Cap and Emerging Wealth Equity to 1.00%, 1.05%, 1.10% and 1.05%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement of the Investment Manager and the AMG Funds’ Board of Trustees, or in the event of the Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

The International Small Cap and Emerging Wealth Equity Funds are obligated to repay the Investment Manager such amounts waived, paid or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount. For the six months ended April 30, 2015, each Fund’s components of reimbursement available are detailed in the following chart:

	International	Emerging Wealth
	Small Cap	Equity
Reimbursement Available—10/31/14	$290,295	—
Additional Reimbursements	42,880	$5,447
Repayments	—	—
Expired Reimbursements	(63,313)	—

Reimbursement Available—04/30/15	$269,862	$5,447

Effective January 1, 2015, the Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family of mutual funds (collectively, the “AMG Funds family”) and other affiliated funds. Previously, the Board provided supervision to only the Trust and other trusts within the AMG Funds family.

Beginning January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board is $200,000, plus $16,000, $4,000 or $2,500 for each regular, in-person special or telephonic special meeting attended, respectively. The Independent Chairman of the Trusts receives an additional payment of $55,000 per year. The Chairman of the Audit Committee receives an additional payment of $25,000 per year.

Prior to January 1, 2015, the aggregate annual retainer paid to each Independent Trustee of the Board was $130,000, plus $7,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $35,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $15,000 per year.

Prior to January 1, 2014, the aggregate annual retainer paid to each Independent Trustee of the Board was $105,000, plus $6,000 or $2,500 for each regular or special meeting attended, respectively. The Independent Chairman of the Trusts formerly received an additional payment of $25,000 per year. The Chairman of the Audit Committee formerly received an additional payment of $10,000 per year.

Effective January 1, 2015, the Trustees’ fees and expenses are generally allocated among all of the funds in the Trust, other trusts within the AMG Funds family and other affiliated funds based on the relative net assets of such funds. Before January 1, 2015, the Trustees’ fees and expenses were generally allocated among all of the funds in the Trust and other trusts within the AMG Funds family. The “Trustees fees and expenses” shown in the financial statements represents each Fund’s allocated portion of the total fees and expenses paid to the Independent Trustees of the Board.

The Funds are distributed by AMG Distributors, Inc., (the “Distributor”),a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and advertising or sales literature. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Trust has adopted a distribution and service plan (the “Plan”) with respect to the Investor Class shares of each Fund, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each such class of the Fund’s shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributors up to 0.25% annually of each Fund’s average daily net assets attributable to the Investor Class shares.

Notes to Financial Statements (continued)

For each of the Investor, Service and Institutional Classes, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to third parties such as bank, broker-dealer, trust company or other financial intermediaries who provide shareholder recordkeeping, account servicing and other services. The Investor, Service and Institutional Class shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net asset value as shown in the table below.

The impact on the annualized expense ratios for the six months ended April 30, 2015, were as follows:

	Maximum	Actual
	Amount	Amount
Fund	Allowed	Incurred
Global Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.10%
Institutional Class	0.05%	0.00%
Emerging Markets Equity
Investor Class	0.25%	0.25%
Service Class	0.25%	0.12%
Institutional Class	0.05%	0.00%
International Small Cap
Investor Class	0.25%	0.25%
Service Class	0.25%	0.11%
Institutional Class	0.05%	0.00%
Emerging Wealth Equity
Investor Class	0.15%	0.14%
Service Class	0.15%	0.15%
Institutional Class	—	—

The Investment Manager has voluntarily agreed to waive all or a portion of the shareholder servicing fees of Emerging Markets Equity Institutional Class shares such that the net expenses do not exceed 1.05% of the Institutional Class’s average daily net assets for the year. For the six months ended April 30, 2015, no shareholder servicing fees were waived as the total expenses of the Institutional Class were below 1.05%.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible Funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending Funds, and an interfund loan is only made if it benefits each participating Fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program.

An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds. For the six months ended April 30, 2015, the following Funds either borrowed from or lent to other Funds in the AMG Funds family: Global Equity lent $2,290,292 for seven days earning interest of $290 and Emerging Markets Equity lent $1,227,401 for five days earning interest of $109. The interest amount is included in the Statement of Operations as interest income. Emerging Markets Equity borrowed varying amounts not exceeding $21,256,544 for 13 days paying interest of $815. The interest amount is included in the Statement of Operations as miscellaneous expense. At April 30, 2015, the Funds had no loans outstanding.

For the period ended April 30, 2015, Global Equity and Emerging Markets Equity executed security transactions with Emerging Wealth Equity. Each of the transactions were executed at the closing price of the security transacted and with no commissions under Rule 17a-7 procedures approved by the Board. The amounts purchased and sold during the six months ended April 30, 2015, are reflected in the following chart:

	Number of	Total	Cost
Fund	Transactions	Quantity	Proceeds
Global Equity
Purchases	—	—	—
Sales	11	16,810	$(1,401,244)
Emerging Markets Equity
Purchases	—	—	—
Sales	7	78,040	$(1,577,743)
Emerging Wealth Equity
Purchases	18	94,850	$2,978,987
Sales	—	—	—

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended April 30, 2015, were as follows:

	Long-Term Securities
Fund	Purchases	Sales
Global Equity	$18,187,218	$28,978,747
Emerging Markets Equity	20,105,430	41,935,662
International Small Cap	6,295,145	7,469,639
Emerging Wealth Equity	30,282,169	2,492,037

The Funds had no purchases or sales of U.S. Government obligations during the six months ended April 30, 2015.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in a securities lending program offered by BNYM (the “Program”),providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the

Notes to Financial Statements (continued)

Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate account managed by BNYM, who is authorized to exclusively enter into overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At April 30, 2015, the value of the securities loaned and cash collateral received, were as follows:

		Cash
	Securities	Collateral
Fund	Loaned	Received
Global Equity	$693,385	$724,434
Emerging Markets Equity	2,576,225	2,657,545
International Small Cap	1,733,676	1,829,187

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

The following tables are a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of April 30, 2015:

	Net Amounts of	Gross Amount Not Offset in the
	Assets Presented in the Statement	Statement of Assets and Liabilities
	of Assets and	Financial Instruments	Cash Collateral
Fund	Liabilities	Collateral	Received	Net Amount
Global Equity
Daiwa Capital Markets America	$724,434	$724,434	—	—

Emerging Markets Equity
Cantor Fitzgerald Securities, Inc.	$657,545	$657,545	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—

Total	$2,657,545	$2,657,545	—	—

International Small Cap
Daiwa Capital Markets America	$1,000,000	$1,000,000	—	—
Nomura Securities International, Inc.	829,187	829,187	—	—

Total	$1,829,187	$1,829,187	—	—

7. Subsequent Events

The Funds have determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements, which require additional disclosure in or adjustment of the Funds’ financial statements.

Approval of Investment Advisory Agreement and Subadvisory Agreements

At an in-person meeting held on December 17, 2014, the Board of Trustees (the “Board” or the “Trustees”) of AMG Funds (the “Trust”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”) within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”), unanimously voted to approve an amendment to the Investment Management Agreement (the “Investment Management Agreement”) between AMG Funds LLC (the “Investment Manager”) and the Trust relating to AMG Trilogy Emerging Wealth Equity Fund, a new series of the Trust (the “New Fund”), and a new Subadvisory Agreement between the Investment Manager and Trilogy Global Advisors, LP (“Trilogy”) relating to the New Fund (the “Subadvisory Agreement” and, together with the Investment Management Agreement, the “New Fund Agreements”). The Trustees were separately represented by independent legal counsel in their consideration of the New Fund Agreements. In considering the New Fund Agreements, the Trustees reviewed a variety of materials relating to the New Fund, the Investment Manager and Trilogy, including fee and expense information for an appropriate peer group of similar mutual funds for the New Fund (the “Peer Group”) and other information regarding the nature, extent and quality of services to be provided by the Investment Manager and Trilogy under their respective agreements. Because the New Fund is a newly created series of the Trust and has not yet begun operations, no comparative performance information for the New Fund was provided. The Trustees, however, considered the performance of the Emerging Wealth Composite managed by Trilogy for various time periods. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management and (b) discussed with legal counsel the legal standards applicable to their consideration of the New Fund Agreements.

NATURE, EXTENT AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services to be provided by the Investment

Manager under the Investment Management Agreement, the Trustees took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the Investment Manager’s financial information, operations and personnel, the performance of its duties with respect to other funds in the AMG Funds Family of Funds (the “AMG Fund Complex”), the quality of the performance of the Investment Manager’s duties and the Trustees’ knowledge of the Investment Manager’s management team. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the quality of the monitoring services intended to be performed by the Investment Manager in overseeing the portfolio management responsibilities of Trilogy; (b) the Investment Manager’s ability to supervise the New Fund’s other service providers; and (c) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising Trilogy, the Investment Manager will: perform periodic detailed analysis and reviews of the performance by Trilogy of its obligations to the New Fund, including without limitation a review of Trilogy’s investment performance in respect of the New Fund; prepare and present periodic reports to the Trustees regarding the investment performance of Trilogy and other information regarding Trilogy, at such times and in such forms as the Trustees may reasonably request; review and consider any changes in the personnel of Trilogy responsible for performing Trilogy’s obligations and make appropriate reports to the Trustees; review and consider any changes in the ownership or senior management of Trilogy and make appropriate reports to the Trustees; perform periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of Trilogy; assist the Trustees and management of the Trust in developing and reviewing information with respect to the annual consideration of the Subadvisory Agreement; prepare recommendations with respect to the continued retention of Trilogy or the replacement of Trilogy; identify potential successors to or replacements of Trilogy or potential additional subadvisors; perform appropriate due diligence, and develop and present to the Trustees a recommendation as to any such successor, replacement, or additional subadvisor; designate and compensate from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and perform such other review and reporting functions as the Trustees shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and noted that, as of September 30, 2014, the Investment Manager had approximately $40.6 billion in mutual fund assets under management. The Trustees also considered the Investment Manager’s risk management processes. In the course of their deliberations regarding the nature, extent and quality of services to be provided by Trilogy under the Subadvisory Agreement, the Trustees evaluated, among other things: (a) the expected services to be rendered by Trilogy to the New Fund; (b) the qualifications and experience of Trilogy’s personnel; and (c) Trilogy’s compliance program. The Trustees also took into account the financial condition of Trilogy with respect to its ability to provide the services required under the Subadvisory Agreement and noted that, as of September 30, 2014, Trilogy managed approximately $13.2 billion in assets. The Trustees also considered Trilogy’s risk management processes. The Trustees also noted that Trilogy sub-advised three other funds in the AMG Fund Complex, and that the Trustees had overseen the funds sub-advised by Trilogy since their inception in 2011, and were generally satisfied with Trilogy’s management of these Funds.

The Trustees also considered information they received and discussed at their June 19-20, 2014 in-person meeting regarding the nature, extent and quality of services provided by the Investment

Approval of Investment Advisory Agreement and Subadvisory Agreements (continued)

Manager and Trilogy, as applicable, to funds in the AMG Fund Complex in connection with the Trustees’ annual consideration of the existing funds’ contractual arrangements. The Trustees considered the investment philosophy, strategies and techniques that are intended to be used in managing the New Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding Trilogy’s organizational and management structure and Trilogy’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at Trilogy that are expected to have portfolio management responsibility for the New Fund, including the information set forth in the New Fund’s prospectus and statement of additional information to be filed with the Securities and Exchange Commission. The Trustees noted that one of the proposed portfolio managers is the Founder, Chief Executive Officer and Chief Investment Officer of Trilogy (founded in 1999) and is a portfolio manager of the three other funds sub-advised by Trilogy in the AMG Fund Complex. The Trustees also noted that another proposed portfolio manager serves as a portfolio manager of two of the other funds sub-advised by Trilogy in the AMG Fund Complex and is a Senior Portfolio Manager with 28 years of experience. The Trustees further noted that of the three additional proposed portfolio managers, one is the Director of Research and a Portfolio Manager at Trilogy with 36 years of experience, another is the Associate Director of Research and a Portfolio Manager with 20 years of experience and the third is a Research Analyst with 19 years of experience.

PERFORMANCE.

Because the New Fund has not yet commenced operations, the Trustees noted that they could not draw any conclusions regarding the performance of the New Fund. The Trustees, however, considered the performance of Trilogy with respect to its Emerging Wealth Composite. The Trustees noted that, for the one-year and three-year periods ended September 30, 2014 and for the period since the inception date of the Composite on April 1, 2011 through September 30, 2014, the annualized gross performance of the Composite was above the performance of the MSCI Emerging Markets Index. The Trustees concluded this performance record supported the approval of the Subadvisory Agreement.

ADVISORY AND SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing the New Fund, the Trustees noted that the Investment Manager, and not the New Fund, is responsible for paying the fees charged by Trilogy, and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also noted that all of the advisory fees paid to the Investment Manager by the New Fund would be paid in turn to Trilogy and that the Investment Manager would indirectly benefit from such fees because the Investment Manager and Trilogy are affiliated. The Trustees noted that the New Fund’s estimated advisory fees and total gross expenses were lower than the average for the New Fund’s Peer Group, measured as of September 30, 2014. The Trustees also took into account the fact that the Investment Manager has contractually agreed, through at least March 1, 2017, to limit the total annual operating expenses (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of the New Fund to the annual rate of 1.05%, 1.45% and 1.20% for Institutional, Investor and Service Classes, respectively, of the New Fund’s average daily net assets, noting that the net expenses of the New Fund were lower than the average for the New Fund’s Peer Group. The Trustees concluded that, in light of the nature, extent and quality of the services to be provided by the Investment Manager and Trilogy and the considerations noted above with respect to the Investment Manager and Trilogy, the New Fund’s advisory fees, including subadvisory fees, are reasonable.

In considering the anticipated profitability of the Investment Manager with respect to the provision of investment advisory services to the New Fund, the Trustees considered all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits “such as reputational value derived from the Investment Manager serving as investment manager to the New Fund), received by Investment Manager and its affiliates attributable to managing all the mutual funds in the AMG Fund Complex, the cost of providing such services and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees also noted that all of the advisory fees paid to the Investment Manager by the New Fund would be paid in turn to Trilogy. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is expected to be reasonable and that, since the New Fund does not currently have any assets, the Investment Manager is not realizing any material benefits from economies of scale. With respect to economies of scale, the Trustees also noted that as the New Fund’s assets increase over time, the New Fund may realize economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses. The Board also took into account management’s discussion of the proposed advisory fee structure for the New Fund.

In considering the anticipated profitability of Trilogy with respect to the provision of subadvisory services to the New Fund, although recognizing that profitability with respect to the New Fund is speculative, the Trustees considered information regarding Trilogy’s organization, management and financial stability. The Trustees noted that, because Trilogy is an affiliate of the Investment Manager, such anticipated profitability might be directly or indirectly shared by the Investment Manager. The Trustees also noted that the subadvisory fees are to be paid by the Investment Manager out of its advisory fee. The Board took

Approval of Investment Advisory Agreement and Subadvisory Agreements (continued)

into account management’s discussion of the proposed subadvisory fee structure, and the services Trilogy is expected to provide in performing its functions under the Subadvisory Agreement. The Trustees also considered the anticipated net assets of the New Fund for its first year of operations. The Trustees also were provided, in their June 19-20, 2014 meeting, with the profitability of Trilogy with respect to the other funds it manages in the AMG Fund Complex. Based on the foregoing, the Trustees concluded that the profitability to Trilogy is expected to be reasonable and that, since the New Fund does not currently have any assets, Trilogy is not realizing material benefits from economies of scale. Also with respect to economies of scale, the Trustees noted that as the New Fund’s assets increase over time, the New Fund may realize other economies of scale to the extent the increase in assets is proportionally greater than the increase in certain other expenses.

*        *        *         *

After consideration of the foregoing, the Trustees reached the following conclusions (in addition to the conclusions discussed above) regarding the New Fund Agreements: (a) the Investment Manager and Trilogy have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and the Subadvisory Agreement; (b) Trilogy’s investment strategy is appropriate for pursuing the New Fund’s investment objectives; (c) Trilogy is reasonably likely to execute its investment strategy consistently over time; and (d) the Investment Manager and Trilogy maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the New Fund Agreements would be in the best interests of the New Fund and its shareholders. Accordingly, on December 17, 2014, the Trustees, and separately a majority of the Independent Trustees, unanimously voted to approve the New Fund Agreements.

THIS PAGE INTENTIONALLY LEFT BLANK

THIS PAGE INTENTIONALLY LEFT BLANK

INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

800 Connecticut Avenue

Norwalk, CT 06854

(800) 835-3879

SUBADVISOR

Trilogy Global Advisors, L.P.

1140 Avenue of the Americas, 18th Floor

New York, NY 10036

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

FOR MANAGERSCHOICETM ONLY

AMG Funds

c/o BNY Mellon Investment Servicing (US) Inc.

P.O. Box 9847

Providence, Rhode Island 02940-8047

(800) 358-7668

TRUSTEES

Bruce B.Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L.Sassine

Thomas R.Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors,Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) website at www.sec.gov.For information regarding each Fund’s proxy voting record for the 12-month period ended June 30,call 800.835.3879 or visit the SEC website at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov.A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com        |

AFFILIATE SUBADVISED FUNDS

ALTERNATIVE FUNDS

AMG FQ Global Alternatives

First Quadrant, L.P.

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG SouthernSun Small Cap

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman Focused

AMG Yacktman

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Enhanced Core Bond

AMG GW&K Core Bond

(formerly AMG Managers Total Return Bond)

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

EQUITY FUNDS

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

AMG Managers Brandywine

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers Emerging Opportunities

Lord, Abbett & Co.LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Real Estate Securities

CenterSquare Investment Management, Inc.

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co.LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

FIXED INCOME FUNDS

AMG Managers Bond

AMG Managers Global Income Opportunity

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

AMG Managers Intermediate Duration Government

AMG Managers Short Duration Government

Amundi Smith Breeden LLC

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940—Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940—Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 1, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: July 1, 2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date: July 1, 2015